PAINEWEBBER S&P 500 INDEX FUND                               SEMIANNUAL REPORT


                                                January 15, 2001
Dear Shareholder,
We are pleased to present you with the semiannual report for PaineWebber S&P 500 Index Fund (the "Fund") for the six-month period ended November 30, 2000.

[sidebar]
        PAINEWEBBER S&P 500
        INDEX FUND


        INVESTMENT GOAL:
        Replicate the total return of the S&P 500 Index before fees and expenses


        PORTFOLIO MANAGERS:
        T. Kirkham Barneby
        Frank Vallario
        Mitchell Hutchins Asset
        Management Inc.


        COMMENCEMENT:
        December 31, 1997 (Class Y)
        October 2, 1998 (Class A)
        October 7, 1998 (Class C)

        DIVIDEND PAYMENTS:
        Annually

[end sidebar]

MARKET REVIEW
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

     Volatility was the market theme for the six-month period ended November 30, 2000. Although interest rates stabilized in the absence of continued rate increases by the Federal Reserve Board (the "Fed"), there were continued fears of inflation. In addition, rising energy costs contributed to consumer concerns about a slowing economy. Corporate earnings failed in many cases to meet expectations. The Dow Jones Industrial Average was down 0.22% for the period, while the S&P 500 Index was down 6.92%. The NASDAQ Composite, with its heavy weighting in technology securities, was down 23.61% for the period.

     As the slowdown in growth became more pronounced, the Fed signaled that it was switching from a tightening bias in monetary policy to a bias toward easing. Indeed, the Fed unexpectedly cut the Fed Funds rate by 0.50% on January 3, 2001, dropping the rate to 6.00%. But uncertainty and tumult had already left their mark on the domestic equity market.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------

[GRAPHIC OMITTED]

     The Fund attempts to match the performance of the S&P 500 Index, before consideration of Fund-related fees and expenses, by buying and holding substantially all the common stocks comprising the Index. The Fund may also trade in options and futures contracts in order to simulate full investment in the S&P 500 Index, while retaining a cash balance for portfolio management purposes, to facilitate trading and to reduce transaction costs. The investment objective of the Fund is to enable investors to participate in the market's performance by tracking the market as measured by the S&P 500 Index. Historically, over long periods of time, stocks have far outdistanced the returns of government bonds, Treasury bills and the price erosion due to inflation. While past performance is no guarantee of future results, stocks' historical performance can make them an important part of a long-term strategy. Index funds captured nearly 35% of all equity market mutual fund flows in the U.S. in 1999. The fiscal period ended November 30, 2000,

SEMIANNUAL REPORT                               PAINEWEBBER S&P 500 INDEX FUND

however, saw a slowdown in the pace of flows into index funds. The period was marked by volatility in the equity markets and some past buyers of index funds apparently sought alternative investments, whether individual stocks or actively-managed mutual funds. Going forward, the expectation is that investors will maintain their interest in indexing.

     Due to its investment objective, the Fund's performance will correlate closely to the performance of the S&P 500 Index in both rising and falling markets. The Fund's class A shares underperformed the Index by 0.35% (before deducting any sales charges) for the six-month period ended November 30, 2000. The technology (25.7%)* and financial (20.3%)* sectors remained the heaviest weighted throughout the period. During the six-month period, technology underperformed other market sectors, as investors soured on dot.coms and other fast-growth companies. However, the financial sector performed well during the period and helped counter some of the losses sustained by technology holdings.















* Weightings represent percentages of net assets as of November 30, 2000. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER S&P 500 INDEX FUND                               SEMIANNUAL REPORT



AVERAGE ANNUAL TOTAL RETURNS, PERIODS ENDED 11/30/00

                                                            6 Months     1 Year    Inception o
-------------------------------------------------------------------------------------------------
Before Deducting                               Class A*      -7.27%       -5.01%     14.64%
Maximum Sales Charge                           Class C+      -7.61        -5.74      13.99
                                               Class Y++     -7.15        -4.87      11.83
-------------------------------------------------------------------------------------------------
After Deducting                                Class A*      -9.57        -7.39      13.31
Maximum Sales Charge                           Class C+      -8.53        -6.66      13.99
-------------------------------------------------------------------------------------------------
Lipper S&P 500 Index Objective Funds Median                  -7.11        -4.65      12.00
S&P 500 Index                                                -6.92        -4.23      12.44
-------------------------------------------------------------------------------------------------

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group. Past performance is no guarantee of future results. The investment return and the principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost. Returns for periods of less than one year are not annualized.

o Inception: since commencement of issuance on October 2, 1998 for Class A shares, October 7, 1998 for Class C shares and December 31, 1997 for Class Y shares. Index and Lipper Median performance is shown as of inception of oldest share class (Class Y).


* Maximum sales charge for Class A shares is 2.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.


+ Maximum contingent deferred sales charge for Class C shares is 1.0% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.


++ The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and that may invest in PaineWebber mutual funds, as well as the trustee of the PaineWebber 401(k) Plus Plan. Class Y shares do not bear initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

SEMIANNUAL REPORT                                 PAINEWEBBER S&P 500 INDEX FUND


PORTFOLIO STATISTICS


Characteristics*        11/30/00    5/31/00
---------------------- ---------- ----------
Net Assets ($mm)       $ 88.9     $ 96.0
Number of Securities     467        466
Stocks                  99.8%      99.6%
Cash                     0.2%       0.4%
---------------------- ------     ------



Top Ten Holdings*      11/30/00                         5/31/00
---------------------------------------------------------------
General Electric       4.2%      General Electric       4.3%
Cisco Systems          2.9       Intel                  3.4
Exxon/Mobil            2.6       Cisco Systems          3.2
Microsoft              2.6       Microsoft              2.7
Pfizer                 2.4       Exxon/Mobil            2.4
Intel                  2.2       Wal Mart Stores        2.1
Wal Mart Stores        2.0       Citigroup              1.7
American Intl Group    1.9       Oracle Systems         1.7
Citigroup              1.9       IBM                    1.6
Merck & Company        1.9       Lucent Technologies    1.5
---------------------------------------------------------------
Total                 24.6       Total                 24.6



Top Five Sectors*        11/30/00                        5/31/00
---------------------------------------------------------------
Technology              25.7%      Technology          31.1%
Financial               20.3       Financial           18.3
Health Care             13.0       Consumer Cyclical   12.3
Consumer Cyclical       10.4       Health Care         10.4
Consumer Non-Cyclical    7.5       Utilities            8.6
---------------------------------------------------------------
Total                   76.9       Total               80.7


* Weightings represent percentages of net assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

PAINEWEBBER S&P 500 INDEX FUND                               SEMIANNUAL REPORT

     Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on PaineWebber S&P 500 Index Fund or another Fund in the PaineWebber Family of Funds,(1) please contact your Financial Advisor. For additional information, visit us at www.painewebber.com.


Sincerely,




[GRAPHIC OMITTED]                              [GRAPHIC OMITTED]

BRIAN M. STORMS                            T. KIRKHAM BARNEBY
President and Chief Executive Officer      Managing Director and Chief Investment Officer
Mitchell Hutchins Asset Management Inc.    --Quantitative Investments
                                           Mitchell Hutchins Asset Management Inc.
                                           Portfolio Manager, PaineWebber S&P 500 Index Fund
[GRAPHIC OMITTED]

FRANK A. VALLARIO
Portfolio Manager, PaineWebber S&P 500 Index Fund

This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended November 30, 2000, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.


(1) Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

PAINEWEBBER S&P 500 INDEX FUND

PERFORMANCE RESULTS (UNAUDITED)

                         NET ASSET VALUE                   TOTAL RETURN(1)
                 -------------------------------- -----------------------------------
                                                      12 MONTHS        6 MONTHS
                  11/30/00   05/31/00   11/30/99   ENDED 11/30/00   ENDED 11/30/00
-------------------------------------------------------------------------------------
Class A Shares   $16.45     $17.74     $17.90    (5.01)%          (7.27)%
-------------------------------------------------------------------------------------
Class C Shares    16.27      17.61      17.76    (5.74)           (7.61)
-------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS A SHARES



                          NET ASSET VALUE
                      -----------------------  CAPITAL GAINS
PERIOD COVERED         BEGINNING     ENDING     DISTRIBUTED  DIVIDENDS PAID(2) TOTAL RETURN(1)
------------------------------------------------------------------------------------------------
10/02/98 - 12/31/98   $12.83         $15.75          -          $0.2186           24.56%
------------------------------------------------------------------------------------------------
1999                   15.75          18.30      $ 0.0944        0.4977           20.10
------------------------------------------------------------------------------------------------
01/01/00 - 11/30/00    18.30          16.45          -             -             (10.11)
------------------------------------------------------------------------------------------------
                                     Total:      $ 0.0944      $ 0.7163
------------------------------------------------------------------------------------------------
                                            CUMULATIVE TOTAL RETURN AS OF 11/30/00:  34.47%
------------------------------------------------------------------------------------------------

PERFORMANCE SUMMARY CLASS C SHARES



                          NET ASSET VALUE
                      -----------------------  CAPITAL GAINS
PERIOD COVERED         BEGINNING     ENDING     DISTRIBUTED   DIVIDENDS PAID(2)  TOTAL RETURN(1)
------------------------------------------------------------------------------------------------
10/07/98 - 12/31/98     $12.80     $ 15.73          -             $0.2031            24.57%
------------------------------------------------------------------------------------------------
1999                     15.73       18.23      $ 0.0944           0.4125            19.24
------------------------------------------------------------------------------------------------
01/01/00 - 11/30/00      18.23       16.27          -                -              (10.75)
------------------------------------------------------------------------------------------------
                                     Total:     $ 0.0944          $0.6156
------------------------------------------------------------------------------------------------
                                         CUMULATIVE TOTAL RETURN AS OF 11/30/00:     32.57%
------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURN(1)

                                                    % RETURN WITHOUT DEDUCTING        % RETURN AFTER DEDUCTING
                                                       MAXIMUM SALES CHARGE             MAXIMUM SALES CHARGE
                                                  ------------------------------   -------------------------------
                                                              CLASS                             CLASS
                                                  ------------------------------   -------------------------------
                                                        A*              C**              A*               C**
------------------------------------------------------------------------------------------------------------------
Twelve Months Ended 12/31/00                          (9.74)%         (10.47)%         (12.00)%         (11.32)%
------------------------------------------------------------------------------------------------------------------
Commencement of Operations Through 12/31/00+          14.26            13.58            12.98            13.58
------------------------------------------------------------------------------------------------------------------

(1) Figures assume reinvestment of all dividends at net asset value on the payable dates and do not include sales charges; results for each class would be lower if sales charges were included. Total investment return for periods less than one year has not been annualized.

(2)  Certain distributions may contain short-term capital gains.

+ Commencement of issuance dates for Class A and Class C shares are October 2, 1998 and October 7, 1998, respectively.

* Maximum sales charge for Class A shares is 2.5% of the public offering price. Class A shares bear ongoing 12b-1 service fees.

** Maximum contingent deferred sales charge for Class C shares is 1% and is reduced to 0% after one year. Class C shares bear ongoing 12b-1 distribution and service fees.

     Note: The Fund offers Class Y shares to a limited group of eligible investors, including participants in certain investment programs that are sponsored by PaineWebber and may invest in PaineWebber mutual funds. For the six months ended November 30, 2000 and since inception, December 31, 1997 through November 30, 2000, Class Y shares have a total return of (7.15)% and 38.61%, respectively. For the year ended December 31, 2000 and for the period since inception through December 31, 2000, Class Y shares have an average annual total return of (9.60)% and 11.64%, respectively. Class Y shares do not have initial or contingent deferred sales charges or ongoing 12b-1 distribution and service fees.

     The data above represents past performance of the Fund's shares, which is no guarantee of future results. The principal value of an investment in the Fund will fluctuate, so that an investor's shares, when redeemed, may be worth more or less than their original cost.

PAINEWEBBER S&P 500 INDEX FUND

PORTFOLIO OF INVESTMENTS    NOVEMBER 30, 2000 (unaudited)


    NUMBER OF
      SHARES                                                             VALUE
-----------------                                                  -----------------
COMMON STOCKS - 99.76%

AGRICULTURE, FOOD & BEVERAGE - 3.64%
   5,000            Archer-Daniels-Midland Co. .................   $    63,750
   3,200            Campbell Soup Co. ..........................       106,800
  19,000            Coca-Cola Co. ..............................     1,189,875
   3,200            Coca-Cola Enterprises, Inc. ................        70,200
   4,100            Conagra, Inc. ..............................       104,294
   2,200            General Mills, Inc. ........................        90,475
   2,700            Heinz, H. J. and Co. .......................       123,187
   1,100            Hershey Foods Corp. ........................        69,575
   3,100            Kellogg Co. ................................        76,337
  11,000            PepsiCo, Inc. ..............................       499,125
   1,000            Quaker Oats Co. ............................        86,937
   2,500            RJR Nabisco Group Holdings Corp.  ..........        73,438
   6,700            Sara Lee Corp. .............................       160,800
   1,100            Supervalue, Inc. ...........................        19,938
   2,600            Sysco Corp. ................................       143,650
   4,400            Unilever N.V. ..............................       273,075
     900            Wrigley, Wm. Jr. Co. .......................        81,731
                                                                   -----------
                                                                     3,233,187
                                                                   -----------
AIRLINES - 0.25%
   1,200            AMR Corp.* .................................        40,125
     900            Delta Air Lines, Inc. ......................        42,750
   3,800            Southwest Airlines Co. .....................       119,938
     500            US Airways Group, Inc.* ....................        19,281
                                                                   -----------
                                                                       222,094
                                                                   -----------
ALCOHOL - 0.61%
   6,900            Anheuser-Busch Companies, Inc. .............       327,319
     500            Brown Forman Corp., Class B ................        32,375
     300            Coors Adolph Co., Class B ..................        22,500
   3,400            Seagram Co. Ltd. ...........................       161,925
                                                                   -----------
                                                                       544,119
                                                                   -----------
APPAREL, RETAIL - 0.35%
   6,500            Gap, Inc. ..................................       162,094
   3,300            Limited, Inc.  .............................        64,144
     400            Liz Claiborne, Inc. ........................        15,700
   1,000            Nordstrom, Inc. ............................        16,062
   2,200            TJX Companies, Inc. ........................        56,375
                                                                   -----------
                                                                       314,375
                                                                   -----------


    NUMBER OF
      SHARES                                                             VALUE
-----------------                                                  -----------------
APPAREL, TEXTILES - 0.13%
   2,100            Nike, Inc., Class B ........................   $    89,512
   1,000            V. F. Corp. ................................        26,938
                                                                   -----------
                                                                       116,450
                                                                   -----------
BANKS - 7.26%
   3,000            AmSouth Bancorporation .....................        44,625
   5,600            Bank of New York Company, Inc.  ............       309,050
   8,800            Bank One Corp.  ............................       315,150
  12,600            BankAmerica Corp.  .........................       503,212
   3,100            BB & T Corp.  ..............................       103,463
   1,700            Charter One Financial, Inc.  ...............        40,800
  10,000            Chase Manhattan Corp.  .....................       368,750
  34,400            Citigroup Inc.  ............................     1,713,550
   1,200            Comerica, Inc.  ............................        62,475
   3,600            Fifth Third Bancorp ........................       193,050
   7,600            First Union Corp.  .........................       190,950
   7,300            Firstar Corp.  .............................       141,437
   6,900            FleetBoston Financial Corp.  ...............       258,750
   2,000            Huntington Bancshares, Inc.  ...............        30,500
   1,200            J.P. Morgan & Company, Inc.  ...............       161,775
   3,300            KeyCorp.  ..................................        82,294
   3,700            Mellon Financial Corp.  ....................       173,437
   4,700            National City Corp.  .......................       116,325
   1,700            Northern Trust Corp.  ......................       146,412
   1,100            Old Kent Financial Corp.  ..................        42,763
   2,200            PNC Bank Corp.  ............................       146,300
   1,800            Regions Financial Corp.  ...................        43,650
   1,300            SouthTrust Corp.  ..........................        43,875
   1,200            State Street Corp.  ........................       154,800
   1,300            Summit Bancorp, Inc.  ......................        48,344
   2,300            Suntrust Banks, Inc.  ......................       116,869
   2,200            Synovus Financial Corp.  ...................        48,675
   1,100            Union Planters Corp.  ......................        37,400
   5,700            US Bancorp, Inc.  ..........................       137,869
   1,600            Wachovia Corp.  ............................        80,100
  12,600            Wells Fargo & Co.  .........................       597,712
                                                                   -----------
                                                                     6,454,362
                                                                   -----------
CHEMICALS - 2.22%
   1,800            Air Products & Chemicals, Inc.  ............        61,987
     600            Ashland, Inc.  .............................        18,825
     900            Avery Dennison Corp.  ......................        49,500




PAINEWEBBER S&P 500 INDEX FUND


    NUMBER OF
      SHARES                                                               VALUE
-----------------                                                    -----------------
COMMON STOCKS (CONTINUED)

CHEMICALS (CONCLUDED)
    5,200           Dow Chemical Co.  ............................   $  158,925
    8,000           DuPont (E.I.) de Nemours & Co.  ..............      338,500
      600           Eastman Chemical Co.  ........................       25,913
    1,000           Ecolab, Inc.  ................................       43,437
    1,000           Engelhard Corp.  .............................       19,688
      200           FMC Corp.* ...................................       13,575
    1,300           Goodyear Tire & Rubber Co.  ..................       22,035
      400           Great Lakes Chemical Corp.  ..................       13,975
      900           Hercules, Inc.* ..............................       17,100
    3,000           Minnesota Mining & Manufacturing Co.  ........      299,625
   10,000           Pharmacia Corp.  .............................      610,000
    1,400           PPG Industries, Inc.  ........................       58,362
    1,200           Praxair, Inc.  ...............................       43,125
    1,700           Rohm & Haas Co.  .............................       50,575
      600           Sealed Air Corp.* ............................       19,088
    1,300           Sherwin-Williams Co.  ........................       28,356
    1,000           Union Carbide Corp.  .........................       43,188
      800           Vulcan Materials Co.  ........................       34,300
                                                                     ----------
                                                                      1,970,079
                                                                     ----------
COMPUTER HARDWARE - 7.25%
   2,500            Apple Computer, Inc.* ........................       41,250
   1,400            Cabletron Systems, Inc.* .....................       22,050
  54,400            Cisco Systems Inc.* ..........................    2,604,400
  13,100            Compaq Computer Corp.  .......................      281,650
  19,900            Dell Computer Corp.* .........................      383,075
  16,700            EMC Corp.* ...................................    1,242,062
   2,500            Gateway, Inc.* ...............................       47,500
  15,300            Hewlett-Packard Co. ..........................      483,863
   1,000            Lexmark International Group, Inc.* ...........       46,000
   2,400            Network Appliance, Inc.* .....................      118,500
   4,300            Palm, Inc.* ..................................      155,606
   2,000            Pitney Bowes, Inc. ...........................       58,125
  12,200            Sun Microsystems, Inc.* ......................      927,963
   5,200            Xerox Corp. ..................................       36,075
                                                                     ----------
                                                                      6,448,119
                                                                     ----------
COMPUTER SOFTWARE - 6.60%
   1,800            Adobe Systems, Inc. ..........................      114,075
   2,200            Avaya Inc.* ..................................       25,712
   1,900            BMC Software, Inc.* ..........................       32,894


    NUMBER OF
      SHARES                                                               VALUE
-----------------                                                    -----------------
COMPUTER SOFTWARE (CONCLUDED)
   1,400            Citrix Systems, Inc.* ........................   $   33,337
   4,600            Computer Associates International, Inc. ......      120,175
   2,900            Compuware Corp.* .............................       19,938
  13,500            International Business Machines Corp. ........    1,262,250
     600            Mercury Interactive Corp.* ...................       40,387
  40,400            Microsoft Corp.* .............................    2,317,950
     800            NCR Corp.* ...................................       37,800
   2,600            Novell, Inc.* ................................       13,813
  43,200            Oracle Systems Corp.* ........................    1,144,800
   2,100            Parametric Technology Corp.* .................       23,363
   2,200            Peoplesoft, Inc.* ............................       73,150
   1,000            Sabre Holdings Corp.* ........................       35,687
     900            Sapient Corp.* ...............................       15,919
   3,200            Siebel Systems, Inc.* ........................      223,600
   2,400            Unisys Corp.* ................................       29,250
   3,101            Veritas Software Co.* ........................      302,532
                                                                     ----------
                                                                      5,866,632
                                                                     ----------
CONSTRUCTION - 0.12%
     500            Centex Corp.  ................................       17,688
     600            Fluor Corp.  .................................       21,900
   3,600            Masco Corp.  .................................       69,525
                                                                     ----------
                                                                        109,113
                                                                     ----------
CONSUMER DURABLES - 0.13%
     700            Black & Decker Corp.  ........................       25,331
     700            Grainger, W.W., Inc.  ........................       25,594
   1,600            Leggett & Platt, Inc.  .......................       26,100
     600            Maytag Corp.  ................................       17,175
     600            Whirlpool Corp.  .............................       23,475
                                                                     ----------
                                                                        117,675
                                                                     ----------
DEFENSE & AEROSPACE - 1.02%
   6,900            Boeing Co.  ..................................      476,531
   1,500            General Dynamics Corp.  ......................      114,375
     800            Goodrich, B.F. Co.  ..........................       30,300
   3,300            Lockheed Martin Corp.  .......................      112,530
     600            Northrop Grumman Corp.  ......................       50,588
   2,600            Raytheon Co.  ................................       91,162
   1,000            TRW Inc.  ....................................       33,063
                                                                     ----------
                                                                        908,549
                                                                     ----------



PAINEWEBBER S&P 500 INDEX FUND



    NUMBER OF
      SHARES                                                                  VALUE
-----------------                                                       -----------------
COMMON STOCKS (CONTINUED)

DIVERSIFIED RETAIL - 2.79%
    3,400           Costco Wholesale Corp.* .........................   $  110,925
    1,600           Federated Department Stores, Inc.* ..............       48,800
    2,200           J.C. Penney, Inc.  ..............................       21,175
    4,000           K Mart Corp.* ...................................       22,000
    2,500           Kohls Corp.* ....................................      133,906
    2,300           May Department Stores Co.  ......................       64,544
    2,700           Sears Roebuck & Co.  ............................       87,588
    7,000           Target Corp.  ...................................      210,438
   34,200           Wal Mart Stores, Inc.  ..........................    1,784,812
                                                                        ----------
                                                                         2,484,188
                                                                        ----------
DRUGS & MEDICINE - 9.15%
   1,000            Allergan, Inc.  .................................       92,813
  10,000            American Home Products Corp.  ...................      601,250
   7,900            Amgen, Inc.* ....................................      502,637
   1,200            Biogen, Inc.* ...................................       65,700
  15,100            Bristol-Myers Squibb Co.  .......................    1,046,619
   2,100            Cardinal Health, Inc.  ..........................      209,869
     700            Forest Laboratories, Inc.* ......................       94,850
   1,300            King Pharmaceuticals, Inc.* .....................       63,375
   8,700            Lilly, Eli & Co.  ...............................      815,081
   2,200            McKesson HBOC, Inc.  ............................       72,325
   1,600            Medimmune, Inc.* ................................       85,100
  17,700            Merck & Co., Inc.  ..............................    1,640,569
  48,500            Pfizer, Inc.  ...................................    2,149,156
  11,300            Schering-Plough Corp.  ..........................      633,506
     600            Sigma-Aldrich Corp.  ............................       21,450
     800            Watson Pharmaceuticals, Inc.* ...................       36,800
                                                                        ----------
                                                                         8,131,100
                                                                        ----------
ELECTRIC UTILITIES - 2.10%
   3,500            AES Corp.* ......................................      181,562
   1,100            Ameren Corp.  ...................................       48,813
   2,400            American Electric Power, Inc.  ..................      110,400
   1,200            Cinergy Corp.  ..................................       38,325
   1,000            CMS Energy Corp.  ...............................       27,813
   1,600            Consolidated Edison, Inc.  ......................       59,600
   1,100            Constellation Energy Group, Inc.  ...............       44,756
   1,200            CP & L Energy Inc.  .............................       51,825
   1,100            DTE Energy Co.  .................................       41,731
   2,800            Duke Energy Corp.  ..............................      251,825


    NUMBER OF
      SHARES                                                                  VALUE
-----------------                                                       -----------------
ELECTRIC UTILITIES (CONCLUDED)
   2,500            Edison International, Inc.  .....................   $   57,344
   1,700            Entergy Corp.  ..................................       69,912
   1,800            First Energy Corp.  .............................       53,100
     800            Florida Progress Corp.  .........................       43,850
   1,300            FPL Group, Inc.  ................................       86,125
   1,000            GPU, Inc.  ......................................       35,188
   1,300            Niagara Mohawk Holdings, Inc.* ..................       21,369
   1,512            NiSource Inc.  ..................................       38,839
     366            NiSource Inc-Sails.* ............................          756
   3,000            PG&E Corp.  .....................................       82,312
     700            Pinnacle West Capital Corp.  ....................       32,594
   1,100            PPL Corp.  ......................................       45,925
   1,600            Public Service Enterprise Group, Inc.  ..........       68,400
   2,300            Reliant Energy, Inc.  ...........................       90,275
   1,600            Sempra Energy ...................................       39,100
   5,000            Southern Co.  ...................................      157,812
   2,100            TXU Corp.  ......................................       83,869
                                                                        ----------
                                                                         1,863,420
                                                                        ----------
ELECTRICAL EQUIPMENT - 4.54%
   5,900            ADC Telecommunications, Inc.* ...................      119,106
   3,500            Agilent Technologies, Inc.* .....................      182,656
     600            Andrew Corp.* ...................................       10,913
   1,200            Comverse Technology, Inc.* ......................      103,425
   6,800            Corning, Inc.  ..................................      397,800
   1,100            Danaher Corp.  ..................................       71,706
   1,600            Dover Corp.  ....................................       65,500
     600            Eaton Corp.  ....................................       42,075
   6,100            Honeywell, Inc.  ................................      297,375
     700            Johnson Controls, Inc.  .........................       38,587
   1,400            KLA-Tencor Corp. * ..............................       38,500
  25,600            Lucent Technologies, Inc.  ......................      398,400
     400            Millipore Corp.  ................................       17,600
   1,500            Molex, Inc.  ....................................       61,594
  16,700            Motorola, Inc.  .................................      335,044
  22,900            Nortel Networks Corp  ...........................      864,475
   5,700            Qualcomm, Inc.* .................................      457,425
   1,200            Sanmina Corp.* ..................................       91,500
   1,200            Scientific-Atlanta, Inc.  .......................       48,450
   4,900            Solectron Corp.* ................................      137,200
     800            Tektronix, Inc.  ................................       18,950



PAINEWEBBER S&P 500 INDEX FUND




    NUMBER OF
      SHARES                                                                 VALUE
-----------------                                                      -----------------
COMMON STOCKS (CONTINUED)

ELECTRICAL EQUIPMENT (CONCLUDED)
    3,100           Tellabs, Inc.* .................................   $  164,300
    1,300           Teradyne, Inc.* ................................       39,081
    1,300           Thermo Electron Corp.* .........................       37,700
                                                                       ----------
                                                                        4,039,362
                                                                       ----------
ELECTRICAL POWER - 0.57%
    1,500           American Power Conversion Corp.* ...............       17,625
      800           Cooper Industries, Inc.  .......................       32,650
    3,300           Emerson Electric Co.  ..........................      240,487
    2,450           Exelon Corp.  ..................................      162,313
    1,400           Rockwell International Corp.  ..................       56,350
                                                                       ----------
                                                                          509,425
                                                                       ----------
ENERGY RESERVES & PRODUCTION - 5.12%
      700           Amerada Hess Corp.  ............................       42,875
    1,900           Anadarko Petroleum Corp.  ......................      113,050
      900           Apache Corp.  ..................................       47,025
    1,700           Burlington Resources, Inc.  ....................       69,381
    5,000           Chevron Corp.  .................................      409,375
    1,000           Devon Energy Corp.  ............................       49,250
    2,400           Dynegy Inc., Class A ...........................      106,200
   26,700           Exxon Mobil Corp.  .............................    2,349,600
      700           Kerr-McGee Corp.  ..............................       42,569
    2,900           Occidental Petroleum Corp.  ....................       62,713
    2,000           Phillips Petroleum Co.  ........................      113,000
   16,400           Royal Dutch Petroleum Co., ADR .................      978,875
    1,100           Tosco Corp.  ...................................       31,556
    1,900           Unocal Corp.  ..................................       64,837
    2,600           Xcel Energy, Inc.  .............................       70,850
                                                                       ----------
                                                                        4,551,156
                                                                       ----------
ENERGY SOURCES - 0.04%
     900            EOG Resources, Inc.  ...........................       38,194
                                                                       ----------
ENTERTAINMENT - 0.78%
   4,500            Carnival Corp.  ................................      102,094
  11,600            Viacom, Inc., Class B* .........................      593,050
                                                                       ----------
                                                                          695,144
                                                                       ----------
ENVIRONMENTAL SERVICES - 0.15%
   1,500            Allied Waste Industries, Inc.* .................       18,469
   4,700            Waste Management, Inc.  ........................      112,506
                                                                       ----------
                                                                          130,975
                                                                       ----------


    NUMBER OF
      SHARES                                                                 VALUE
-----------------                                                      -----------------
FINANCIAL SERVICES - 7.41%
  10,200            American Express Co.  ..........................   $  560,362
   1,900            AON Corp.  .....................................       59,019
   5,600            Associates First Capital Corp.  ................      197,750
   1,500            Capital One Financial Corp.  ...................       83,719
   5,600            Cendant Corp.* .................................       51,450
   2,100            CIT Group Inc.  ................................       35,306
     900            Countrywide Credit Industries, Inc.  ...........       33,412
   5,300            Federal Home Loan Mortgage Corp.  ..............      320,319
   7,700            Federal National Mortgage Association ..........      608,300
  75,900            General Electric Co. ...........................    3,761,794
     700            H&R Block, Inc. ................................       24,631
   3,600            Household International, Inc. ..................      179,550
   2,100            Marsh & McLennan Companies, Inc. ...............      241,762
   6,500            MBNA Corp.  ....................................      231,969
   1,300            Moody's Corp.  .................................       33,719
   1,100            Providian Corp.  ...............................       99,000
   1,200            USA Education, Inc.  ...........................       69,450
                                                                       ----------
                                                                        6,591,512
                                                                       ----------
FOOD RETAIL - 0.56%
   3,300            Albertson's, Inc.  .............................       84,356
   6,300            Kroger Co.* ....................................      166,950
   3,800            Safeway, Inc.* .................................      223,962
   1,100            Winn Dixie Stores, Inc.  .......................       23,788
                                                                       ----------
                                                                          499,056
                                                                       ----------
FOREST PRODUCTS, PAPER - 0.75%
     500            Boise Cascade Corp.  ...........................       14,438
   1,823            Georgia-Pacific Corp.  .........................       45,918
   3,700            International Paper Co.  .......................      125,337
   4,100            Kimberly Clark Corp.  ..........................      286,744
     800            Mead Corp.  ....................................       21,150
   1,400            Pactiv Corp.* ..................................       16,363
     400            Temple-Inland, Inc.  ...........................       18,400
     800            Westvaco Corp.  ................................       22,050
   1,700            Weyerhaeuser Co.  ..............................       74,375
     900            Willamette Industries, Inc.  ...................       44,212
                                                                       ----------
                                                                          668,987
                                                                       ----------
FREIGHT, AIR, SEA & LAND - 0.12%
   2,200            FedEx Corp.  ...................................      105,424
                                                                       ----------


10

PAINEWEBBER S&P 500 INDEX FUND




    NUMBER OF
      SHARES                                                                 VALUE
-----------------                                                      -----------------
COMMON STOCKS (CONTINUED)
GAS UTILITY - 0.18%
    1,800           El Paso Energy Corp.  ..........................   $  108,113
    1,000           KeySpan Corp.  .................................       38,125
      400           NICOR, Inc.  ...................................       15,425
                                                                       ----------
                                                                          161,663
                                                                       ----------
HEAVY MACHINERY - 0.08%
    1,800           Deere & Co.  ...................................       73,238
                                                                       ----------
HOTELS - 0.20%
      900           Harrah's Entertainment, Inc.* ..................       25,200
    2,900           Hilton Hotels Corp.  ...........................       27,188
    1,900           Marriott International, Inc., Class A ..........       78,731
    1,500           Starwood Hotels & Resorts Worldwide,
                      Inc., Class B ................................       48,000
                                                                       ----------
                                                                          179,119
                                                                       ----------
HOUSEHOLD PRODUCTS - 1.81%
      500           Alberto-Culver Co., Class B ....................       18,313
    1,800           Avon Products, Inc.  ...........................       74,925
    1,800           Clorox Co.  ....................................       80,437
    4,400           Colgate-Palmolive Co.  .........................      258,500
    1,300           Fortune Brands, Inc.  ..........................       37,538
    8,100           Gillette Co.  ..................................      274,387
      800           International Flavors and Fragrances ...........       14,950
    2,100           Newell Rubbermaid, Inc.  .......................       40,819
   10,000           Procter & Gamble Co.  ..........................      748,750
    2,400           Ralston Purina Co.  ............................       63,150
                                                                       ----------
                                                                        1,611,769
                                                                       ----------
INDUSTRIAL PARTS - 0.84%
   2,700            Caterpillar, Inc.  .............................      106,144
     500            Crane Co.  .....................................       12,625
   1,500            Genuine Parts Co.  .............................       28,781
   2,300            Illinois Tool Works, Inc.  .....................      129,519
   1,300            Ingersoll Rand Co.  ............................       52,325
     700            ITT Industries, Inc.  ..........................       23,319
   1,000            Pall Corp.  ....................................       19,937
     900            Parker-Hannifin Corp.  .........................       34,819
     500            Snap-On, Inc.  .................................       12,969
     700            Stanley Works ..................................       18,856
   1,100            Textron, Inc.  .................................       55,687
   3,600            United Technologies Corp.  .....................      254,925
                                                                       ----------
                                                                          749,906
                                                                       ----------


    NUMBER OF
      SHARES                                                                 VALUE
-----------------                                                      -----------------
INDUSTRIAL SERVICES & SUPPLIES - 0.76%
  12,869            Tyco International, Ltd.  ......................   $  678,840
                                                                       ----------
INFORMATION & COMPUTER SERVICES - 2.28%
  17,700            America Online Inc.* ...........................      718,797
   4,800            Automatic Data Processing, Inc.  ...............      316,800
   1,100            Ceridian Corp.* ................................       25,231
   1,300            Computer Sciences Corp.* .......................       88,644
   1,200            Convergys Corp.* ...............................       50,475
   3,600            Electronic Data Systems Corp.  .................      190,575
   1,100            Equifax, Inc.  .................................       36,575
   3,100            First Data Corp.  ..............................      158,681
   2,300            IMS Health, Inc.  ..............................       64,400
   2,400            Interpublic Group Companies, Inc.  .............       93,750
   1,400            Omnicom Group, Inc.  ...........................      110,075
   2,800            Paychex, Inc.  .................................      162,750
     900            Quintiles Transnational Corp.  .................       13,500
                                                                       ----------
                                                                        2,030,253
                                                                       ----------
INTERNET - 0.24%
   2,100            BroadVision, Inc.* .............................       47,513
   4,200            Yahoo, Inc.* ...................................      166,425
                                                                       ----------
                                                                          213,938
                                                                       ----------
LEISURE - 0.43%
     800            Brunswick Corp.  ...............................       13,750
   1,800            Dominion Resources, Inc.  ......................      108,000
   2,400            Eastman Kodak Co.  .............................      100,800
   2,300            Harley Davidson, Inc.  .........................      104,506
   1,400            Hasbro, Inc.  ..................................       16,188
   3,300            Mattel, Inc.  ..................................       41,662
                                                                       ----------
                                                                          384,906
                                                                       ----------
LIFE INSURANCE - 0.78%
   1,100            Aetna Life & Casualty Co.  .....................       74,044
   2,000            AFLAC, Inc.  ...................................      140,750
   1,900            American General Corp.  ........................      142,381
   1,200            CIGNA Corp.  ...................................      158,100
   2,600            Conseco, Inc.  .................................       18,688
   1,500            Lincoln National Corp.  ........................       67,781
   1,000            Torchmark, Inc.  ...............................       38,000
   1,800            UnumProvident Corp.  ...........................       48,600
                                                                       ----------
                                                                          688,344
                                                                       ----------



PAINEWEBBER S&P 500 INDEX FUND




    NUMBER OF
      SHARES                                                            VALUE
-----------------                                                 -----------------
COMMON STOCKS (CONTINUED)

LONG DISTANCE & PHONE COMPANIES - 5.46%
  28,800            AT&T Corp.  ...............................   $  565,200
  14,400            BellSouth Corp.  ..........................      602,100
   1,100            CenturyTel, Inc.  .........................       38,706
   6,800            Global Crossing Ltd.* .....................       84,150
  12,700            Qwest Communications International
                      Inc.* ...................................      479,425
  26,000            SBC Communications, Inc.  .................    1,428,375
   6,800            Sprint Corp.  .............................      156,400
  20,800            Verizon Communications ....................    1,168,700
  22,100            Worldcom, Inc.  ...........................      330,119
                                                                  ----------
                                                                   4,853,175
                                                                  ----------
MANUFACTURING - HIGH TECHNOLOGY - 0.18%
   1,600            Applera Corp.-Applied Biosys ..............      132,200
     600            Power-One Inc.* ...........................       25,388
                                                                  ----------
                                                                     157,588
                                                                  ----------
MEDIA - 1.90%
   4,500            Clear Channel Communications* .............      227,250
   7,000            Comcast Corp., Class A* ...................      269,062
  16,000            Disney, Walt Co.  .........................      463,000
     400            Meredith Corp.  ...........................       12,275
  10,200            Time Warner, Inc.  ........................      632,400
   2,400            Tribune Co.  ..............................       88,800
                                                                  ----------
                                                                   1,692,787
                                                                  ----------
MEDICAL PRODUCTS - 3.21%
  11,900            Abbott Laboratories .......................      655,244
   1,800            Alza Corp.* ...............................       79,875
     400            Bard, C.R., Inc.  .........................       19,700
     400            Bausch & Lomb, Inc.  ......................       17,525
   2,200            Baxter International, Inc.  ...............      190,437
   2,000            Becton, Dickinson & Co.  ..................       68,000
   1,400            Biomet, Inc.  .............................       51,800
   3,200            Boston Scientific Corp.* ..................       41,200
   2,400            Guidant Corp.* ............................      129,450
  10,700            Johnson & Johnson .........................    1,070,000
   9,200            Medtronic, Inc.  ..........................      489,900
     700            St. Jude Medical, Inc.* ...................       41,694
                                                                  ----------
                                                                   2,854,825
                                                                  ----------
MEDICAL PROVIDERS - 0.62%
   4,300            Columbia/HCA Healthcare Corp.  ............      178,181


    NUMBER OF
      SHARES                                                            VALUE
-----------------                                                 -----------------
MEDICAL PROVIDERS (CONCLUDED)
     800            HCR Manor Care, Inc.* .....................   $   13,600
   3,000            HEALTHSOUTH Corp.* ........................       41,813
   1,300            Humana Inc.* ..............................       15,600
   2,400            Tenet Healthcare Corp.* ...................      102,150
   1,200            UnitedHealth Group, Inc. ..................      140,775
     500            Wellpoint Health Networks, Inc.* ..........       53,906
                                                                  ----------
                                                                     546,025
                                                                  ----------
MINING & METALS - 0.42%
   2,600            Alcan Aluminum, Ltd.  .....................       78,975
   6,700            Alcoa, Inc.  ..............................      188,856
     700            Allegheny Technologies, Inc.  .............       13,913
   1,500            Inco Ltd.* ................................       21,563
     700            Nucor Corp.  ..............................       24,325
     700            Phelps Dodge Corp.  .......................       34,387
   1,000            USX-U.S. Steel Group, Inc.  ...............       14,250
                                                                  ----------
                                                                     376,269
                                                                  ----------
MOTOR VEHICLES - 0.76%
   1,300            DANA Corp.  ...............................       21,775
   4,400            Delphi Automotive Systems Corp.  ..........       60,775
  14,600            Ford Motor Co.  ...........................      332,150
   4,100            General Motors Corp.  .....................      202,950
     500            Navistar International Corp.* .............       16,250
     600            PACCAR, Inc.  .............................       28,500
   1,100            Visteon Corp.  ............................       16,362
                                                                  ----------
                                                                     678,762
                                                                  ----------
OIL REFINING - 1.19%
   1,600            Coastal Corp.  ............................      117,200
   4,800            Conoco, Inc.  .............................      120,300
   5,700            Enron Corp.  ..............................      369,075
     700            Sunoco, Inc.  .............................       19,425
   4,200            Texaco, Inc.  .............................      243,862
   2,400            USX-Marathon Group ........................       63,300
   3,400            Williams Companies, Inc.  .................      120,275
                                                                  ----------
                                                                   1,053,437
                                                                  ----------
OIL SERVICES - 0.68%
   2,600            Baker Hughes, Inc.  .......................       85,962
   3,400            Halliburton Co.  ..........................      113,475
   1,100            Nabors Industries Inc.* ...................       48,334
     800            Rowan Companies, Inc.* ....................       15,900



PAINEWEBBER S&P 500 INDEX FUND




    NUMBER OF
      SHARES                                                                    VALUE
-----------------                                                         -----------------
COMMON STOCKS (CONTINUED)

OIL SERVICES (CONCLUDED)
    4,400           Schlumberger Ltd.  ................................   $  272,800
    1,600           Transocean Sedco Forex, Inc.  .....................       63,800
                                                                          ----------
                                                                             600,271
                                                                          ----------
OTHER INSURANCE - 2.92%
    5,600           Allstate Corp.  ...................................      214,200
  17,700            American International Group, Inc.  ...............    1,715,794
   1,300            Chubb Corp.  ......................................      105,950
   1,200            Cincinnati Financial Corp.  .......................       43,875
   1,700            Hartford Financial Services Group, Inc.  ..........      120,275
     800            Jefferson-Pilot Corp.  ............................       54,600
     800            Loews Corp.  ......................................       75,600
     700            MBIA, Inc.  .......................................       48,213
     800            MGIC Investment Corp.  ............................       50,400
     600            Progressive Corp.  ................................       56,137
   1,000            SAFECO Corp.  .....................................       26,813
   1,700            St. Paul Companies, Inc.  .........................       85,212
                                                                          ----------
                                                                           2,597,069
                                                                          ----------
PRECIOUS METALS - 0.12%
   3,500            Barrick Gold Corp.  ...............................       52,500
   1,500            Newmont Mining Corp.  .............................       23,438
   3,000            Placer Dome, Inc.  ................................       27,187
                                                                          ----------
                                                                             103,125
                                                                          ----------
PUBLISHING - 0.42%
     700            Deluxe Corp.  .....................................       16,319
   1,000            Donnelley, R.R. & Sons Co.  .......................       22,375
     700            Dow Jones & Co., Inc.  ............................       39,594
   2,000            Gannett, Inc.  ....................................      107,250
     600            Harcourt General, Inc.  ...........................       33,144
     600            Knight Ridder, Inc.  ..............................       30,863
   1,500            McGraw-Hill Companies, Inc.  ......................       79,687
   1,300            New York Times Co., Class A .......................       45,906
                                                                          ----------
                                                                             375,138
                                                                          ----------
RAILROADS - 0.29%
   3,100            Burlington Northern Santa Fe, Inc.  ...............       78,468
   1,700            CSX Corp.  ........................................       44,094
   3,000            Norfolk Southern Corp.  ...........................       43,125
   1,900            Union Pacific Corp.  ..............................       88,350
                                                                          ----------
                                                                             254,037
                                                                          ----------


    NUMBER OF
      SHARES                                                                    VALUE
-----------------                                                         -----------------
RESTAURANTS - 0.54%
   1,000            Darden Restaurants, Inc.  .........................   $   26,375
  10,100            McDonalds Corp.  ..................................      321,937
   1,400            Starbucks Corp.* ..................................       63,787
   1,100            Tricon Global Restaurants, Inc.* ..................       39,600
     900            Wendy's International, Inc.  ......................       24,188
                                                                          ----------
                                                                             475,887
                                                                          ----------
SECURITIES & ASSET MANAGEMENT - 1.66%
     800            Bear Stearns Company, Inc.  .......................       36,750
  10,600            Charles Schwab Corp.  .............................      293,488
   1,900            Franklin Resources, Inc.  .........................       68,799
   1,900            Lehman Brothers Holdings, Inc.  ...................       94,169
   6,100            Merrill Lynch & Company, Inc.  ....................      353,037
   8,600            Morgan Stanley Dean Witter & Co.  .................      545,025
   1,700            Stilwell Financial, Inc.  .........................       55,250
     900            T. Rowe Price & Associates, Inc.  .................       32,850
                                                                          ----------
                                                                           1,479,368
                                                                          ----------
SEMICONDUCTOR - 4.61%
   2,400            Advanced Micro Devices, Inc.* .....................       36,600
   3,100            Altera Corp.* .....................................       74,206
   2,700            Analog Devices, Inc.* .............................      133,987
   6,200            Applied Materials, Inc.* ..........................      250,712
   1,700            Broadcom Corp., Class A* ..........................      165,750
   1,800            Conexant Systems, Inc.* ...........................       36,562
  51,500            Intel Corp.  ......................................    1,960,219
   7,200            JDS Uniphase Corp.* ...............................      360,450
   2,400            Linear Technology Corp.  ..........................      113,550
   2,400            LSI Logic Corp.* ..................................       43,200
   2,200            Maxim Integrated Productions, Inc.* ...............      112,200
   4,300            Micron Technology, Inc.* ..........................      135,450
   1,400            National Semiconductor Corp.* .....................       25,988
   1,000            Novellus Systems, Inc.* ...........................       25,938
     400            Perkinelmer, Inc.  ................................       35,625
  13,200            Texas Instruments, Inc.  ..........................      492,525
   2,500            Xilinx, Inc.* .....................................       97,500
                                                                          ----------
                                                                           4,100,462
                                                                          ----------
SPECIALTY RETAIL - 1.90%
   1,000            Autozone, Inc.* ...................................       25,813
   2,200            Bed, Bath & Beyond, Inc.* .........................       45,788
   1,600            Best Buy Company, Inc.* ...........................       41,200



PAINEWEBBER S&P 500 INDEX FUND



 NUMBER OF
  SHARES                                             VALUE
----------                                      --------------
COMMON STOCKS (CONCLUDED)

SPECIALTY RETAIL (CONCLUDED)
  1,600    Circuit City Stores, Inc.  .........  $    20,300
  3,000    CVS Corp.  .........................      170,625
  2,500    Dollar General Corp.  ..............       35,781
 17,800    Home Depot, Inc.  ..................      697,537
  2,900    Lowe's Companies, Inc.  ............      116,181
  2,400    Office Depot, Inc.* ................       15,900
  1,400    RadioShack Corp.  ..................       65,625
  3,500    Staples, Inc.  .....................       42,000
  1,100    Tiffany & Co.  .....................       37,606
  1,600    Toys R Us, Inc.* ...................       30,300
  7,700    Walgreen Co.  ......................      343,131
                                                 -----------
                                                   1,687,787
                                                 -----------


 NUMBER OF
  SHARES                                             VALUE
----------                                      --------------
THRIFT - 0.29%
  1,200    Golden West Financial Corp.  .......  $    70,275
  4,100    Washington Mutual, Inc.  ...........      186,294
                                                 -----------
                                                     256,569
                                                 -----------
TOBACCO - 0.78%
 17,300    Philip Morris Companies, Inc.  .....      660,644
  1,300    UST, Inc.  .........................       30,875
                                                 -----------
                                                     691,519
                                                 -----------
WIRELESS TELECOMMUNICATIONS - 0.55%
  2,400    Alltel Corp.  ......................      147,000
  5,800    Nextel Communications, Inc.* .......      179,800
  7,100    Sprint Corp.* ......................      161,081
                                                 -----------
                                                     487,881
                                                 -----------
Total Common Stocks (cost - $91,401,974).....................
                                                  88,706,654
                                                 -----------



 PRINCIPAL                                                                                 MATURITY      INTEREST
   AMOUNT                                                                                    DATE          RATE
   (000)                                                                                  ==========    =========
 -----------
REPURCHASE AGREEMENT - 0.05%
$40             Repurchase Agreement dated 11/30/00 with State Street Bank & Trust
                 Co., collateralized by $16,150 U.S. Treasury Notes, 5.25% to 6.38%
                 due 01/31/01 to 09/30/02: (value - $16,415) and $20,231 U.S.
                 Treasury Bonds, 8.75% to 12.75% due 11/15/08 to 11/15/10; (value -
                 $24,388); proceeds: $40,007 (cost - $40,000) .....................        12/01/00      6.46%           40,000
Total Investments (cost - $91,441,974) - 99.81%....................................                                 -----------
Other assets in excess of liabilities - 0.19% .....................................                                  88,746,654
Net Assets - 100.00% ..............................................................                                     169,718
                                                                                                                    -----------
                                                                                                                    $88,916,372
                                                                                                                    ===========

------------
*    Non-Income producing security.

ADR  American Depositary Receipt.




                See accompanying notes to financial statements

PAINEWEBBER S&P 500 INDEX FUND

STATEMENT OF ASSETS AND LIABILITIES               NOVEMBER 30, 2000 (UNAUDITED)



ASSETS
Investments in securities, at value (cost - $91,441,974) .................................     $88,746,654
Cash .....................................................................................           4,415
Receivable for shares of beneficial interest sold ........................................         606,893
Dividends and interest receivable ........................................................         119,983
Receivable for investments sold ..........................................................          70,352
Deferred organizational expenses .........................................................          62,636
Other assets .............................................................................          41,846
                                                                                              ------------
Total assets .............................................................................      89,652,779
                                                                                              ============
LIABILITIES
Payable for investments purchased ........................................................         524,791
Payable for shares of beneficial interest repurchased ....................................          38,509
Payable to affiliates ....................................................................          48,264
Accrued expenses and other liabilities ...................................................         124,843
                                                                                              ------------
Total liabilities ........................................................................         736,407
                                                                                              ============
NET ASSETS
Beneficial interest - $0.001 par value (unlimited amount authorized) .....................      87,431,361
Undistributed net investment income ......................................................         203,224
Accumulated net realized gains from investment and futures transactions ..................       3,977,107
Net unrealized depreciation of investments ...............................................      (2,695,320)
                                                                                              ------------
Net assets ...............................................................................     $88,916,372
                                                                                              ============
CLASS A:
Net assets ...............................................................................     $36,300,683
                                                                                              ------------
Shares outstanding .......................................................................       2,207,192
                                                                                              ------------
Net asset value and redemption value per share ...........................................          $16.45
                                                                                                    ======
Maximum offering price per share (net asset value plus sales charge of 2.50% of offering price)     $16.87
                                                                                                    ======

CLASS C:
Net assets ...............................................................................     $43,593,488
                                                                                              ------------
Shares outstanding .......................................................................       2,679,756
                                                                                              ------------
Net asset value and offering price per share .............................................          $16.27
                                                                                                    ======
CLASS Y:
Net assets ...............................................................................      $9,022,201
                                                                                              ------------
Shares outstanding .......................................................................         547,047
                                                                                              ------------
Net asset value, offering price and redemption value per share ...........................          $16.49
                                                                                                    ======



                 See accompanying notes to financial statements

PAINEWEBBER S&P 500 INDEX FUND

STATEMENT OF OPERATIONS


                                                                            FOR THE SIX
                                                                           MONTHS ENDED
                                                                         NOVEMBER 30, 2000
                                                                            (UNAUDITED)
                                                                        ------------------
INVESTMENT INCOME:
Dividends (net of foreign withholding tax $2,117) .....................   $     502,284
Interest ..............................................................           2,911
                                                                          -------------
                                                                                505,195
                                                                          -------------
EXPENSES:
Investment advisory and administration ................................          90,987
Service fees - Class A ................................................          44,162
Service and distribution fees - Class C ...............................         222,587
Professional fees .....................................................          38,201
Reports and notices to shareholders ...................................          29,628
Federal and state registration ........................................          23,555
Custody and accounting ................................................          19,294
Transfer agency .......................................................          18,179
Amortization of organization expense ..................................           7,547
Trustees' fees ........................................................           5,250
Other expenses ........................................................          14,450
                                                                          -------------
                                                                                513,840
Less: Fee waivers and expense reimbursements from adviser .............         (86,857)
                                                                          -------------
Net expenses ..........................................................         426,983
                                                                          -------------
Net Investment Income .................................................          78,212
                                                                          -------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
Net realized gains from investment transactions .......................       4,221,106
Net change in unrealized depreciation of investments ..................     (11,149,194)
                                                                          -------------
NET REALIZED AND UNREALIZED LOSSES FROM INVESTMENT ACTIVITIES .........      (6,928,088)
                                                                          -------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ..................   $  (6,849,876)
                                                                          =============



                 See accompanying notes to financial statements
16

PAINEWEBBER S&P 500 INDEX FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                              FOR THE SIX
                                                                                              MONTHS ENDED      FOR THE YEAR
                                                                                           NOVEMBER 30, 2000       ENDED
                                                                                              (UNAUDITED)       MAY 31, 2000
                                                                                          ------------------- ---------------
FROM OPERATIONS:
Net investment income ...................................................................    $      78,212     $     264,454
Net realized gains from investment and futures transactions .............................        4,221,106           920,497
Net change in unrealized appreciation/depreciation of investments and futures ...........      (11,149,194)        4,504,332
                                                                                             -------------     -------------
Net increase (decrease) in net assets resulting from operations .........................       (6,849,876)        5,689,283
                                                                                             -------------     -------------
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income - Class A .........................................................           -               (146,116)
Net investment income - Class C .........................................................           -                (32,441)
Net investment income - Class Y .........................................................           -                (75,988)
Net realized gains from investment transactions - Class A ...............................           -               (707,088)
Net realized gains from investment transactions - Class C ...............................           -               (982,656)
Net realized gains from investment transactions - Class Y ...............................           -               (276,817)
                                                                                             -------------     -------------
Total dividends and distributions to shareholders .......................................           -             (2,221,106)
                                                                                             -------------     -------------
FROM BENEFICIAL INTEREST TRANSACTIONS:
Net proceeds from the sale of shares ....................................................       20,288,260        79,772,508
Cost of shares repurchased ..............................................................      (20,521,138)      (38,486,287)
Proceeds from dividends reinvested ......................................................                -         2,030,794
                                                                                             -------------     -------------
Net increase (decrease) in net assets from beneficial interest transactions .............         (232,878)       43,317,015
                                                                                             -------------     -------------
Net increase (decrease) in net assets ...................................................       (7,082,754)       46,785,192
                                                                                             -------------     -------------
NET ASSETS:
Beginning of period .....................................................................       95,999,126        49,213,934
                                                                                             -------------     -------------
End of period (including undistributed net investment income of $203,224 and $125,012,
 respectively) ..........................................................................    $  88,916,372     $  95,999,126
                                                                                             =============     =============



                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

     PaineWebber S&P 500 Index Fund (the "Fund") is a series of PaineWebber Index Trust (the "Trust") and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as an open-end, diversified management investment company. Organizational costs have been deferred and are being amortized using the straight line method over a period not to exceed 60 months from the date the Fund commenced operations.

     Currently, the Fund offers Class A, Class C and Class Y shares. Each class represents interests in the same assets of the Fund, and the classes are identical except for differences in their sales charge structures, ongoing service and distribution charges and certain transfer agency expenses. All classes of shares have equal voting privileges except that Class A and Class C shares have exclusive voting rights with respect to their service and/or distribution plan. Class Y shares have no service or distribution plan.

     The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

     Valuation of Investments--The Fund calculates its net asset value based on the current market value for the portfolio securities. The Fund normally obtains market values for its securities from independent pricing sources. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. Securities traded in the over-the-counter ("OTC") market and listed on The Nasdaq Stock Market, Inc. ("Nasdaq") normally are valued at the last sale price on Nasdaq prior to valuation. Other OTC securities are valued at the last bid price available prior to valuation. Securities which are listed on U.S. and foreign stock exchanges normally are valued at the last sale price on the day the securities are valued or, lacking any sales on such day, at the last available bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), the investment adviser, administrator and distributor of the Fund. Mitchell Hutchins is a wholly owned asset management subsidiary of PaineWebber Incorporated ("PaineWebber"), which is an indirect wholly owned subsidiary of UBS AG. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Trust's board of trustees (the "board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the board determines that this does not represent fair value.

     Repurchase Agreements--The Fund's custodian takes possession of the collateral pledged for investments in repurchase agreements. The underlying collateral is valued daily on a mark-to-market basis to ensure that the value, including accrued interest, is at least equal to the repurchase price. In the event of default of the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The Fund occasionally participates in joint repurchase agreement transactions with other funds managed by Mitchell Hutchins.

     Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

NOTES TO FINANCIAL STATEMENTS

     Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of outstanding shares (or the value of dividend eligible shares, as appropriate) of each class at the beginning of the day (after adjusting for current capital share activity of the respective classes). Class-specific expenses are charged directly to the applicable class of shares.

     Futures Contracts--Upon entering into a financial futures contract, the Fund is required to pledge to a broker an amount of cash and/or U.S. securities equal to a certain percentage of the contract amount. This amount is known as the "initial margin." Subsequent, payments, known as "variation margin" are made or received by the Fund each day, depending on the daily fluctuations in the value of the underlying financial futures contracts. Such variation margin is recorded for financial statement purposes on a daily basis as unrealized gain or loss until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized.

     Using financial futures contracts involves various market risks. The maximum amount at risk from the purchase of a futures contract is the contract value. The Fund uses financial futures contracts as an alternative to investing directly in the underlying securities or for hedging purposes. However, imperfect correlations between futures contracts and the portfolio securities being hedged, or market disruptions, do not normally permit full control of these risks at all times.

     Dividends and Distributions--Dividends and distributions to stockholders are recorded on the ex-dividend date. The amount of dividends and distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.


INVESTMENT ADVISER AND ADMINISTRATOR

     The board has approved an Investment Advisory and Administration Contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, the Fund pays Mitchell Hutchins an investment advisory and administration fee, which is accrued daily and paid monthly, at an annual rate of 0.20% of the Fund's average daily net assets. At November 30, 2000, the Fund owed Mitchell Hutchins $3,988 in investment advisory and administration fees.

     For the six months ended November 30, 2000, Mitchell Hutchins has contractually undertaken to waive a portion of the Fund's investment advisory and administration fees and reimburse a portion of the Fund's other expenses to maintain the total annual operating expenses of Class A, Class C and Class Y at a level not exceeding 0.60%, 1.35% and 0.35%, respectively. For the six months ended November 30, 2000, Mitchell Hutchins waived or reimbursed $86,685 in investment advisory and administration fees and other expenses. Mitchell Hutchins waived a portion of its investment advisory and administration fees in connection with the Fund's investment of cash collateral from securities lending transactions in the Mitchell Hutchins Private Money Market Fund LLC. For the six months ended November 30, 2000, Mitchell Hutchins waived $172.

DISTRIBUTION PLANS

     Mitchell Hutchins is the distributor of the Fund's shares and has appointed PaineWebber as the exclusive dealer for the sale of those shares. There is no distribution plan with respect to the Fund's Class Y shares. Under separate plans of service and/or distribution pertaining to Class A and Class C shares, the Fund pays Mitchell Hutchins monthly service fees at the annual

NOTES TO FINANCIAL STATEMENTS

rate of 0.25% of the average daily net assets of Class A and Class C and monthly distribution fees at the annual rate of 0.75% of the average daily net assets of Class C. At November 30, 2000, the Fund owed Mitchell Hutchins $44,276 in service and distribution fees.

     Mitchell Hutchins also receives the proceeds of the initial sales charge paid by the shareholders upon the purchase of Class A shares and the contingent deferred sales charge paid by shareholders upon certain redemptions of Class C shares. Mitchell Hutchins has informed the Fund that for the six months ended November 30, 2000, it earned $35,229 in sales charges.

TRANSFER AGENCY SERVICE FEES

     PaineWebber provides transfer agency related services to the Fund pursuant to a delegation of authority from PFPC, Inc., the Fund's transfer agent, and is compensated for these services by PFPC, Inc., not the Fund. For the six months ended November 30, 2000, PaineWebber received from PFPC, Inc., not the Fund, approximately 53% of the total transfer agency fees collected by PFPC, Inc. from the Fund.

SECURITY LENDING

     The Fund may lend securities up to 33 1/3% of its total assets to qualified institutions. The loans are secured at all times by cash, U.S. government securities or irrevocable letters of credit that meet certain guidelines established by Mitchell Hutchins, in an amount at least equal to the market value of the securities loaned, plus accrued interest, determined on a daily basis and adjusted accordingly. The Fund will regain record ownership of loaned securities to exercise certain beneficial rights, however, the Fund may bear the risk of delay in recovery of, or even loss of rights in, the securities loaned should the borrower fail financially. The Fund receives compensation for lending its securities from interest earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. For the six months ended November 30, 2000, the Fund earned $595 for lending securities. The Fund's lending agent is PaineWebber, who earned $163 in compensation from the Fund in that capacity for the six months ended November 30, 2000. At November 30, 2000, the Fund did not owe PaineWebber any compensation.


BANK LINE OF CREDIT

     The Fund may participate with other funds managed by Mitchell Hutchins in a $200 million committed credit facility ("Facility") to be utilized for temporary financing until the settlement of sales or purchases of portfolio securities, the repurchase or redemption of shares of the Fund at the request of the shareholders and other temporary or emergency purposes. In connection therewith, the Fund has agreed to pay a commitment fee, pro rata, based on the relative asset size of the funds in the Facility. Interest is charged to the Fund at rates based on prevailing market rates in effect at the time of borrowings. The Fund borrowed $11,500,000 under the Facility with an interest rate of 6.93% on June 28, 2000. The Fund did not borrow under the Facility at any other time for the six months ended November 30, 2000.


INVESTMENTS IN SECURITIES

     For federal income tax purposes, the cost of securities owned at November 30, 2000 was substantially the same as the cost of securities for financial statement purposes.

NOTES TO FINANCIAL STATEMENTS

     At November 30, 2000, the components of net unrealized depreciation of investments were as follows:

       Gross appreciation (investments having an excess of value over cost)   $  10,177,783
       Gross depreciation (investments having an excess of cost over value)     (12,873,103)
                                                                              -------------
       Net unrealized depreciation of investments ..........................  $  (2,695,320)
                                                                              =============

     For the six months ended November 30, 2000, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were as follows:

  Purchases .........  $17,249,074
  Sales .............  $17,214,317

FEDERAL TAX STATUS

     The Fund intends to distribute substantially all of its taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year, substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.


BENEFICIAL INTEREST

     There is an unlimited number of $0.001 par value shares of beneficial interest authorized. Transactions in shares of beneficial interest were as follows:

                                                      CLASS A                       CLASS C
                                           ----------------------------- -----------------------------
                                               SHARES         AMOUNT         SHARES         AMOUNT
                                           ------------- --------------- ------------- ---------------
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000:
Shares sold .....................              480,302    $  8,570,602       560,698    $  9,965,873
Shares repurchased ..............             (156,468)     (2,845,770)     (292,828)     (5,265,126)
Dividends reinvested ............                -               -             -               -
                                              --------    ------------      --------    ------------
Net increase (decrease) .........              323,834    $  5,724,832       267,870    $  4,700,747
                                              =========   ============      ========    ============


           CLASS Y
------------------------------
    SHARES         AMOUNT
------------- ----------------
FOR THE SIX MONTHS ENDED NOVEMBER 30, 2000:
Shares sold .....................      97,154    $   1,751,785
Shares repurchased ..............    (682,371)     (12,410,242)
Dividends reinvested ............           -                -
                                     --------    -------------
Net increase (decrease) .........    (585,217)   $ (10,658,457)
                                     ========    =============


                                          CLASS A                        CLASS C                        CLASS Y
                               ------------------------------ ------------------------------ ------------------------------
                                   SHARES         AMOUNT          SHARES         AMOUNT          SHARES         AMOUNT
                               ------------- ---------------- ------------- ---------------- ------------- ----------------
FOR THE YEAR ENDED MAY 31, 2000:
Shares sold ..................   1,380,275    $  24,612,272     1,536,427    $  26,784,706     1,642,173    $  28,375,530
Shares repurchased ...........    (671,104)     (12,030,789)     (610,517)     (10,652,475)     (915,284)     (15,803,023)
Dividends reinvested .........      42,262          744,233        55,092          966,314        18,175          320,247
                                 ---------    -------------     ---------    -------------     ---------    -------------
Net increase .................     751,433    $  13,325,716       981,002    $  17,098,545       745,064    $  12,892,754
                                 =========    =============     =========    =============     =========    =============

PAINEWEBBER S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS


Selected data for a share of beneficial interest outstanding throughout each period is presented below:



                                                                     CLASS A
                                                -------------------------------------------------
                                                    FOR THE
                                                  SIX MONTHS
                                                     ENDED                       FOR THE PERIOD
                                                 NOVEMBER 30,      FOR THE     OCTOBER 2, 1998+
                                                     2000        YEAR ENDED         THROUGH
                                                  (UNAUDITED)   MAY 31, 2000      MAY 31, 1999
                                                -------------- -------------- -------------------
Net asset value, beginning of period ..........   $  17.74        $ 16.72            $ 12.83
                                                  --------        -------            -------
Net investment income (loss) ..................        0.05*         0.12*              0.08*
Net realized and unrealized gains (losses) from
 investments and futures ......................       (1.34)*        1.49*              4.03*
                                                  ---------       -------            -------
Net increase (decrease) from investment
 operations ...................................       (1.29)         1.61               4.11
                                                  ---------       -------            --------
Dividends from net investment income ..........        -            (0.10)             (0.12)
Distributions from net realized gains from
 investment transactions ......................        -            (0.49)             (0.10)
                                                  ---------       -------            --------
Total dividends and distributions to
 shareholders .................................        -            (0.59)             (0.22)
                                                  ---------       -------            --------
Net asset value, end of period ................   $  16.45        $ 17.74            $ 16.72
                                                  =========       =======            =========
Total investment return(1) ....................      ( 7.27)%        9.67%             32.23%
                                                  =========       =======            =========
Ratios/Supplemental data:
Net assets, end of period (000's) .............   $  36,301       $33,409           $ 18,920
Expenses to average net assets net of waivers
 and reimbursements from adviser ..............        0.60%**       0.60%              0.60%**
Expenses to average net assets before waivers
 and reimbursements from adviser ..............        0.77%**       0.94%              1.52%**
Net investment income (loss) to average net
 assets net of waivers and reimbursements
 from adviser .................................        0.52%**       0.69%              0.87%**
Net investment income (loss) to average net
 assets before waivers and reimbursements
 from adviser .................................        0.35%**       0.35%             (0.06)%**
Portfolio turnover rate .......................          19%            5%                62%


                                                                     CLASS C
                                                --------------------------------------------------
                                                     FOR THE
                                                   SIX MONTHS
                                                      ENDED                       FOR THE PERIOD
                                                  NOVEMBER 30,       FOR THE     OCTOBER 7, 1998+
                                                      2000         YEAR ENDED         THROUGH
                                                   (UNAUDITED)    MAY 31, 2000     MAY 31, 1999
                                                ---------------- -------------- ------------------
Net asset value, beginning of period ..........    $ 17.61          $ 16.64           $ 12.80
                                                   -------          -------         ---------
Net investment income (loss) ..................      (0.02)*          (0.01)*            0.02*
Net realized and unrealized gains (losses) from
 investments and futures ......................      (1.32)*           1.49*             4.02*
                                                   ---------        -------         ---------
Net increase (decrease) from investment
 operations ...................................      (1.34)            1.48              4.04
                                                   ---------        -------         ---------
Dividends from net investment income ..........         -             (0.02)            (0.10)
Distributions from net realized gains from
 investment transactions ......................         -             (0.49)            (0.10)
                                                   ---------        -------         ---------
Total dividends and distributions to
 shareholders .................................         -             (0.51)            (0.20)
                                                   ---------        -------         ---------
Net asset value, end of period ................      $ 16.27        $ 17.61           $ 16.64
                                                   =========        =======         =========
Total investment return(1) ....................        (7.61)%         8.89%            31.77%
                                                   =========        =======         =========
Ratios/Supplemental data:
Net assets, end of period (000's) .............    $  43,593        $42,478           $23,813
Expenses to average net assets net of waivers
 and reimbursements from adviser ..............         1.35%**        1.35%             1.35%**
Expenses to average net assets before waivers
 and reimbursements from adviser ..............         1.55%**        1.70%             2.24%**
Net investment income (loss) to average net
 assets net of waivers and reimbursements
 from adviser .................................        (0.23)%**      (0.06)%            0.17%**
Net investment income (loss) to average net
 assets before waivers and reimbursements
 from adviser .................................        (0.43)%**      (0.41)%           (0.73)%**
Portfolio turnover rate .......................           19%             5%               62%

------------
*    Calculated using average daily shares outstanding for the period.

**   Annualized.

+    Commencement of issuance of shares.

++ Shares of former Class A were renamed Class X and then converted into Class Y on September 30, 1998.

(1) Total investment return is calculated assuming a $10,000 investment on the first day of each period reported, reinvestment of all dividends and distributions, if any, at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods less than one year has not been annualized.

PAINEWEBBER S&P 500 INDEX FUND


                  CLASS X                                                   CLASS Y
-------------------------------------------   --------------------------------------------------------------------
   FOR THE PERIOD
    JUNE 1, 1998                                   FOR THE
      THROUGH             FOR THE PERIOD       SIX MONTHS ENDED         FOR THE YEARS            FOR THE PERIOD
   SEPTEMBER 30,       DECEMBER 31, 1997+        NOVEMBER 30,           ENDED MAY 31,          DECEMBER 31, 1997+
      1998++                 THROUGH                 2000               -------------               THROUGH
    (UNAUDITED)            MAY 31, 1998          (UNAUDITED)          2000          1999          MAY 31, 1998
-------------------   ---------------------   -----------------   -----------   -----------   --------------------
  $    14.11                $ 12.50            $ 17.76             $ 16.74      $ 14.12            $ 12.50
  ----------                -------            -------             -------      -------            -------
        0.05*                  0.03               0.06*               0.17*        0.16*              0.06

       (0.94)*                 1.58              (1.33)*              1.47*        2.68*              1.56
  ----------                -------           -------------       ---------     ---------          -------

       (0.89)                  1.61              (1.27)               1.64         2.84               1.62
  ----------                -------           --------            --------      -------            -------
     -                         -                  -                  (0.13)       (0.12)              -

     -                         -                  -                  (0.49)       (0.10)              -
  ----------                --------          --------            --------      -------            --------

     -                         -                  -                  (0.62)       (0.22)              -
  ----------                --------          --------            --------      -------            --------
  $    13.22                $ 14.11            $ 16.49             $ 17.76      $ 16.74            $ 14.12
  ==========                ========          ========            ========      =======            ========
       (6.31)%                12.88%             (7.15)%              9.86%      20.30%              12.96%
  ==========                ========          ========            ========      =======            ========
     -                      $   789            $ 9,022             $20,112      $6,480             $ 12,892
       0.40%**                 0.40%**            0.35%**             0.35%       0.35%                0.35%**
       1.29%**                 2.25%**            0.55%**             0.69%       1.29%                2.22%**

       1.19%**                 1.26%**            0.70%**             0.92%       1.12%                1.41%**

       0.29%**                (0.60)**            0.50%**             0.58%       0.18%               (0.46)%**
        73%                       1%                19%                  5%         62%                   1%

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
























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


--------------------------------------------------------------------------------

TRUSTEES

E. Garrett Bewkes, Jr.          Meyer Feldberg
Chairman                        George W. Gowen

Margo N. Alexander              Frederic V. Malek
Richard Q. Armstrong            Carl W. Schafer
Richard R. Burt                 Brian M. Storms

PRINCIPAL OFFICERS

Brian M. Storms                 Paul H. Schubert
President                       Vice President and Treasurer

Amy R. Doberman                 T. Kirkham Barneby
Vice President                  Vice President

Dianne E. O'Donnell
Vice President and Secretary


INVESTMENT ADVISER,
ADMINISTRATOR AND DISTRIBUTOR

Mitchell Hutchins Asset Management Inc.
51 West 52nd Street
New York, New York 10019-6114











A prospectus containing more complete information for any of the Funds listed on the back cover can be obtained from a PaineWebber Financial Advisor or corresponding firm. Read the prospectus carefully before investing.

The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

This report is not to be used in conjunction with the offering of shares of the Fund unless accompanied or preceded by an effective prospectus.

-----

PaineWebber offers a family of 26 funds which encompass a diversified range of investment goals.

BOND FUNDS

o High Income Fund

o Investment Grade Income Fund                               S&P 500 INDEX FUND

o Low Duration U.S. Government Income Fund

o Strategic Income Fund

o U.S. Government Income Fund


TAX-FREE BOND FUNDS

o California Tax-Free Income Fund

o Municipal High Income Fund

o National Tax-Free Income Fund

o New York Tax-Free Income Fund                        ------------------------
                                                              NOVEMBER 30, 2000

STOCK FUNDS

o Enhanced S&P 500 Fund

o Enhanced Nasdaq-100 Fund

o Financial Services Growth Fund

o Growth Fund

o Growth and Income Fund

o Mid Cap Fund

o Small Cap Fund

o S&P 500 Index Fund

o Strategy Fund

o Tax-Managed Equity Fund


ASSET ALLOCATION FUNDS

o Balanced Fund

o Tactical Allocation Fund


GLOBAL FUNDS

o Asia Pacific Growth Fund

o Emerging Markets Equity Fund

o Global Equity Fund

o Global Income Fund

PAINEWEBBER MONEY MARKET FUND



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